SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recent accounting pronouncements - Supplier finance program (Details)	12 Months Ended
	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Carrying amount of liabilities part of supplier finance program
Supplier Finance Program, Obligation, Current, Statement of Financial Position [Extensible Enumeration]	Accounts Payable, Trade, Current	Accounts Payable, Trade, Current	Accounts Payable, Trade, Current
Added during the year	₫ 240,318	$ 9,875,406
Ending balance	₫ 240,318	$ 9,875,406
Supplier Finance Program, Obligation, Current, Statement of Financial Position [Extensible Enumeration]	Accounts Payable, Trade, Current	Accounts Payable, Trade, Current	Accounts Payable, Trade, Current
Supplier finance program, payment	₫ 64,230	$ 2,639,408
Interest charged under the arrangement	9.94%	9.94%
Maximum
Carrying amount of liabilities part of supplier finance program
Liabilities that are part of the arrangement	180 days	180 days